Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL CENTERSQUARE REAL ESTATE FUND
Investor Class (MRESX)
Institutional Class (MRASX)

CROMWELL LONG SHORT FUND
Investor Class (MFADX)
Institutional Class (MFLDX)

CROMWELL TRAN SUSTAINABLE FOCUS FUND
Investor Class (LIMAX)
Institutional Class (LIMIX)

CROMWELL FORESIGHT GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
Investor Class (CFGVX)
Institutional Class (CFGIX)

CROMWELL GREENSPRING MID CAP FUND
Investor Class (GRNPX)
Institutional Class (GRSPX)

(together, the “Funds”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated January 15, 2025, to the
Statement of Additional Information (“SAI”) dated April 30, 2024

Effective at the end of the day, November 30, 2024, the following Officers resigned from their Trust Officer positions:

Name of Officer	Position(s)
Gazala Khan	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
Kyle Kroken	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Elaine Richards	Vice President and Secretary
Fiona Ho	Assistant Treasurer
1

Effective December 1, 2024, Brian Nelson, Darcy Limanni, Erik Ranson and Megan Vichich assumed the positions noted below with the Trust. (Stephen Baird assumed the roles of President and Principal Executive Officer in July 2024.) The entire Officers’ table in the section titled “MANAGEMENT OF THE FUNDS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers
Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Brian Nelson 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1959	Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite Term; Since December 2024	N/A	President, Cromwell Investment Advisors, LLC (2022-present); Founding Member, Harborside Group (2004-present); Trustee, University System of Maryland Foundation (2018-present); Director of Vanns Spices (2024-present).	N/A
Stephen E. Baird 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1983	President and Principal Executive Officer	Indefinite Term: Since July 2024	N/A	Chief Operating Officer, Cromwell Investment Advisors, LLC (2022-present); Senior Vice President, Harborside Group (2015-present).	N/A
Darcy Limanni 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1976	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since December 2024	N/A	Chief Compliance Officer, Cromwell Investment Advisors, LLC (2022-present); Compliance Manager, Harborside Group (2022-present). Vice President, National Accounts, Hennessy Funds (2012-2021).	N/A
Erik Ranson 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1980	Vice President	Indefinite Term; Since December 2024	N/A	Managing Director, Cromwell Investment Advisors, LLC (2022-present); Executive Vice President, Harborside Group (2010-present).	N/A
Megan Vichich 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1972	Secretary	Indefinite Term; Since December 2024	N/A	Executive Team Member, Vice President Marketing, Harborside Group (2014-present).	N/A
* * * * *
Please retain this supplement with your Statement of Additional Information
2

Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL SUSTAINABLE BALANCED FUND
Investor Class (CSBNX)
Institutional Class (CSBIX)

(the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated January 15, 2025, to the
Statement of Additional Information (“SAI”) dated December 27, 2023

Effective at the end of the day, November 30, 2024, the following Officers resigned from their Trust Officer positions:

Name of Officer	Position(s)
Gazala Khan	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
Kyle Kroken	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Elaine Richards	Vice President and Secretary
Fiona Ho	Assistant Treasurer

1

Effective December 1, 2024, Brian Nelson, Darcy Limanni, Erik Ranson and Megan Vichich assumed the positions noted below with the Trust. (Stephen Baird assumed the roles of President and Principal Executive Officer in July 2024.) The entire Officers’ table in the section titled “MANAGEMENT OF THE FUNDS” in the SAI is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust.

Officers
Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Brian Nelson 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1959	Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite Term; Since December 2024	N/A	President, Cromwell Investment Advisors, LLC (2022-present); Founding Member, Harborside Group (2004-present); Trustee, University System of Maryland Foundation (2018-present); Director of Vanns Spices (2024-present).	N/A
Stephen E. Baird 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1983	President and Principal Executive Officer	Indefinite Term: Since July 2024	N/A	Chief Operating Officer, Cromwell Investment Advisors, LLC (2022-present); Senior Vice President, Harborside Group (2015-present).	N/A
Darcy Limanni 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1976	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since December 2024	N/A	Chief Compliance Officer, Cromwell Investment Advisors, LLC (2022-present); Compliance Manager, Harborside Group (2022-present). Vice President, National Accounts, Hennessy Funds (2012-2021).	N/A
Erik Ranson 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1980	Vice President	Indefinite Term; Since December 2024	N/A	Managing Director, Cromwell Investment Advisors, LLC (2022-present); Executive Vice President, Harborside Group (2010-present).	N/A
Megan Vichich 810 Gleneagles Court Suite 106 Baltimore, MD 21286 Year of birth: 1972	Secretary	Indefinite Term; Since December 2024	N/A	Executive Team Member, Vice President Marketing, Harborside Group (2014-present).	N/A
* * * * *
Please retain this supplement with your Statement of Additional Information
2